Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Securities available for sale	$ 559,182	$ 679,350
Securities held to maturity (fair value of $301,860 at December 31, 2024 and $318,606 at December 31, 2023)	339,436	353,988
Federal Home Loan Bank and Federal Reserve Bank Stock	16,099	16,821
Liabilities
Deposits with stated maturity	847,903
Other borrowings	45,009	50,026
Subordinated debt	39,586	39,510
Subordinated debentures	39,796	39,728
Reciprocal deposits included in deposits with no stated maturity	797,224	723,014
Reciprocal deposits included in deposits with stated maturity	109,807	109,006
Recorded Book Balance
Assets
Cash and due from banks	56,984	68,208
Interest bearing deposits	62,898	101,573
Securities available for sale	559,182	679,350
Securities held to maturity (fair value of $301,860 at December 31, 2024 and $318,606 at December 31, 2023)	339,436	353,988
Federal Home Loan Bank and Federal Reserve Bank Stock	16,099	16,821
Net loans and loans held for sale	3,987,089	3,748,306
Accrued interest receivable	19,113	19,044
Derivative financial instruments	37,059	38,683
Liabilities
Deposits with no stated maturity	3,806,185	3,704,808
Deposits with stated maturity	847,903	918,071
Other borrowings	45,009	50,026
Subordinated debt	39,586	39,510
Subordinated debentures	39,796	39,728
Accrued interest payable	3,109	6,534
Derivative financial instruments	18,623	21,835
Fair Value
Assets
Cash and due from banks	56,984	68,208
Interest bearing deposits	62,898	101,573
Securities available for sale	559,182	679,350
Securities held to maturity (fair value of $301,860 at December 31, 2024 and $318,606 at December 31, 2023)	301,860	318,606
Net loans and loans held for sale	3,772,862	3,453,790
Accrued interest receivable	19,113	19,044
Derivative financial instruments	37,059	38,683
Liabilities
Deposits with no stated maturity	3,806,185	3,704,808
Deposits with stated maturity	845,534	914,404
Other borrowings	44,996	49,831
Subordinated debt	40,412	40,352
Subordinated debentures	40,235	38,103
Accrued interest payable	3,109	6,534
Derivative financial instruments	18,623	21,835
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Cash and due from banks	56,984	68,208
Interest bearing deposits	62,898	101,573
Securities available for sale	0	0
Securities held to maturity (fair value of $301,860 at December 31, 2024 and $318,606 at December 31, 2023)	0	0
Net loans and loans held for sale	0	0
Accrued interest receivable	46	58
Derivative financial instruments	0	0
Liabilities
Deposits with no stated maturity	3,806,185	3,704,808
Deposits with stated maturity	0	0
Other borrowings	0	0
Subordinated debt	0	0
Subordinated debentures	0	0
Accrued interest payable	374	482
Derivative financial instruments	0	0
Significant Other Observable Inputs (Level 2)
Assets
Cash and due from banks	0	0
Interest bearing deposits	0	0
Securities available for sale	559,182	679,350
Securities held to maturity (fair value of $301,860 at December 31, 2024 and $318,606 at December 31, 2023)	301,860	318,606
Net loans and loans held for sale	7,643	12,063
Accrued interest receivable	5,606	6,486
Derivative financial instruments	37,059	38,683
Liabilities
Deposits with no stated maturity	0	0
Deposits with stated maturity	845,534	914,404
Other borrowings	44,996	49,831
Subordinated debt	40,412	40,352
Subordinated debentures	40,235	38,103
Accrued interest payable	2,735	6,052
Derivative financial instruments	18,623	21,835
Significant Un- observable Inputs (Level 3)
Assets
Cash and due from banks	0	0
Interest bearing deposits	0	0
Securities available for sale	0	0
Securities held to maturity (fair value of $301,860 at December 31, 2024 and $318,606 at December 31, 2023)	0	0
Net loans and loans held for sale	3,765,219	3,441,727
Accrued interest receivable	13,461	12,500
Derivative financial instruments	0	0
Liabilities
Deposits with no stated maturity	0	0
Deposits with stated maturity	0	0
Other borrowings	0	0
Subordinated debt	0	0
Subordinated debentures	0	0
Accrued interest payable	0	0
Derivative financial instruments	$ 0	$ 0